Pay vs Performance Disclosure - USD ($)	6 Months Ended	8 Months Ended	12 Months Ended
	Jun. 24, 2023	Feb. 21, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE DISCLOSURE
The table set forth below summarizes information to show the relationship between NEO compensation and certain financial performance measures for fiscal years 2020, 2021, 2022 and 2023. This information is provided in accordance with Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K.

Fiscal Year	Summary Compensation Table Total for PEO (Kramer) (1)	Summary Compensation Table Total for PEO (Miller) (1)	Compensation Actually Paid to CEO (Kramer) (1)(2)	Compensation Actually Paid to CEO (Miller) (1)(2)	Average Summary Compensation Table Total for Non-PEO NEOs (3)	Average Compensation Actually Paid to Non-PEO NEOs (2) (3)	Value of Initial Fixed $100 Investment Based on		Net Income (Loss) ( in millions ) (5)	Total Revenues ( in millions) (5)
							Total Shareholder Return	Peer Group Total Shareholder Return (4)

2023	$5,103,858	$766,667	$393,077	$766,667	$1,813,193	$462,669	$4.45	$146.27	$(760.5)	$1,049.3

2022	$7,578,573	—	$508,270	—	$3,393,116	$951,561	$21.89	$140.85	$(211.6)	$1,117.5

2021	$6,932,076	—	$532,388	—	$2,469,172	$192,682	$80.57	$121.80	$219.5	$1,773.6

2020	$5,569,978	—	$10,223,966	—	$2,457,336	$5,035,083	$166.08	$108.63	$305.8	$1,577.3

(1)	Mr. Kramer was our principal executive officer (PEO) for each of 2020, 2021, 2022 and until June 24, 2023. Mr. Miller was the company’s Interim CEO from June 24, 2023 until February 21, 2024.

(2)
The dollar amounts reported in the “Compensation Actually Paid to PEO (Kramer)” column, the “Compensation Actually paid to CEO (Miller)” column and the “Average Compensation Actually Paid to Non-PEO Named Executive Officers” column represent the amount of “compensation actually paid” (“CAP”) to each of our PEOs and the “average compensation actually paid” to our non-PEO NEOs, respectively, as computed in accordance with Item 402(v) of Regulation S-K. While SEC rules require us to disclose these amounts, they do not correlate to actual amounts that will or may be paid to our NEOs. The actual amounts that will or may be paid to each NEO will be determined following the completion of the applicable service and/or performance period based upon the actual achievement over such service and/or performance period. Supplemental tables reconciling compensation reported in our summary compensation table to CAP for our PEOs is provided below.

(3)
The non-PEO NEOs for 2023 are Mr. Lindahl, Mr. Havey, our former Chief Operating Officer, Ms. Fox, Ms. Glessner and Mr. Williams. For 2022, the non-PEO NEOS were Mr. Lindahl, Mr. Havey, Ms. Fox and Mr. Saran, our former Chief Strategy and Development Officer, and for each of 2021 and 2020 the non-PEO NEOs were Mr. El-Hibri, Mr. Lindahl, Mr. Havey and Mr. Saran. Supplemental tables reconciling compensation reported in our summary compensation table to CAP for the average of our non-PEO NEOs is provided below.

(4)	Peer Group reflects published data for the S&P Biotechnology Index.

(5)
Net income (loss) and Total Revenues for each year shown, as disclosed in the company’s annual report on Form 10-K for the corresponding year. Total Revenues is our “Company-Selected Measure” as set forth in Regulation S-K 402(v). Note that the restatement identified in the Company’s Form 10-K/A filed on December 11, 2023 did not require a recovery in connection with the Company’s Executive Compensation Recovery Policy.

Company Selected Measure Name			Total Revenues
Named Executive Officers, Footnote			The non-PEO NEOs for 2023 are Mr. Lindahl, Mr. Havey, our former Chief Operating Officer, Ms. Fox, Ms. Glessner and Mr. Williams. For 2022, the non-PEO NEOS were Mr. Lindahl, Mr. Havey, Ms. Fox and Mr. Saran, our former Chief Strategy and Development Officer, and for each of 2021 and 2020 the non-PEO NEOs were Mr. El-Hibri, Mr. Lindahl, Mr. Havey and Mr. Saran.
Peer Group Issuers, Footnote			Peer Group reflects published data for the S&P Biotechnology Index.
Adjustment To PEO Compensation, Footnote
PEO SCT to CAP Reconciliation

Fiscal Year	Reported Summary Compensation Table Total for PEO (Kramer)	Reported Summary Compensation Table Total for PEO (Miller)	Reported Value of Equity Awards in the Summary Compensation Table (1)	Equity Award Adjustments (1)	Compensation Actually Paid to PEO (Kramer)	Compensation Actually Paid to PEO (Miller)

2023	$5,103,858	$766,667	$(3,398,039)	$(1,312,741)	$393,077	$766,667

2022	$7,578,573	N/A	$(6,231,882)	$(838,421)	$508,270	N/A

2021	$6,932,076	N/A	$(4,998,767)	$(1,400,921)	$532,388	N/A

2020	$5,569,978	N/A	$(3,442,423)	$8,096,411	$10,223,966	N/A
(1)
Mr. Miller was not eligible to receive equity in his role as Interim CEO and did not receive equity awards from the Company prior to his service as Interim CEO. Accordingly, the equity award columns apply only to Mr. Kramer.

PEO Equity Award Adjustment Reconciliation
(1)

Fiscal Year	Year-End Fair Value of Awards Granted During Year That Remain Unvested as of Year End	Year-over- Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Covered Year	Year-over- Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Covered Year	Year-end Fair Value of Equity Awards that Failed to Meet Vesting Conditions in the Covered Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments

2023	$—	$—	$—	$80,295	$(1,393,036)	$—	$(1,312,741)

2022	$1,391,610	$(1,603,115)	$—	$(626,916)	$—	$—	$(838,421)

2021	$1,869,759	$(3,301,247)	$—	$30,567	$—	$—	$(1,400,921)

2020	$5,854,355	$1,898,642	$—	$343,414	$—	$—	$8,096,411
(1)	Mr. Miller was not eligible to receive equity in his role as Interim CEO. Accordingly, this table applies only to Mr. Kramer.

Non-PEO NEO Average Total Compensation Amount			$ 1,813,193	$ 3,393,116	$ 2,469,172	$ 2,457,336
Non-PEO NEO Average Compensation Actually Paid Amount			$ 462,669	951,561	192,682	5,035,083
Adjustment to Non-PEO NEO Compensation Footnote
Average
non-PEO
NEO SCT to CAP Reconciliation

Fiscal Year	Average Reported Summary Compensation Table Total for non-PEO NEOs	Average Reported Value of Equity Awards in the Summary Compensation Table	Total Average Equity Award Adjustments	Average Compensation Actually Paid to non- PEO NEOs

2023	$1,813,193	$(881,054)	$(469,470)	$462,669

2022	$3,393,116	$(2,640,104)	$198,549	$951,561

2021	$2,469,172	$(1,539,799)	$(736,691)	$192,682

2020	$2,457,336	$(1,406,360)	$3,984,107	$5,035,083

Average
non-PEO
NEO Equity Award
Adjustment
Reconciliation

Fiscal Year	Average Year-End Fair Value of Awards Granted During Year That Remain Unvested as of Year End	Year-over-Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Covered Year	Year-over-Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Covered Year	Average Year-End Fair Value of Equity Awards that Failed to Meet Vesting Conditions in the Covered Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments

2023	$147,810	$(604,648)	$—	$(12,632)	$—	$—	$(469,470)

2022	$764,901	$(389,222)	$—	$(177,130)	$—	$—	$198,549

2021	$575,964	$(1,417,932)	$—	$105,276	$—	$—	$(736,691)

2020	$2,391,709	$1,136,285	$—	$456,113	$—	$—	$3,984,107

Compensation Actually Paid vs. Total Shareholder Return
(1)
Relationship between compensation “actually paid” to each PEO and average actual compensation paid to the company’s non-PEO NEOs and the company’s cumulative total shareholder return (“TSR”) and comparison of company TSR and peer group TSR.

Compensation Actually Paid vs. Net Income
(2)	Relationship between compensation “actually paid” to each PEO and average actual compensation paid to the company’s non-PEO NEOs and the company’s net income (loss).

Compensation Actually Paid vs. Company Selected Measure
(3)	Relationship between compensation “actually paid” to each PEO and average actual compensation paid to non-PEO NEOs and Total Revenues.

Total Shareholder Return Vs Peer Group
(1)
Relationship between compensation “actually paid” to each PEO and average actual compensation paid to the company’s non-PEO NEOs and the company’s cumulative total shareholder return (“TSR”) and comparison of company TSR and peer group TSR.

Tabular List, Table
Financial Performance Measures
The following table lists the three financial performance measures that, in Emergent’s assessment, are the most important measures that the company uses to link CAP to its NEOs to company performance.
The
following is provided in accordance with Item 402(v) of Regulation S-K.

Measure 1	Total Revenues (Company Selected Measure)

Measure 2	Adjusted EBITDA Margin

Measure 3	Adjusted Net Income (Loss)

Total Shareholder Return Amount			$ 4.45	21.89	80.57	166.08
Peer Group Total Shareholder Return Amount			146.27	140.85	121.8	108.63
Net Income (Loss)			$ (760,500,000)	$ (211,600,000)	$ 219,500,000	$ 305,800,000
Company Selected Measure Amount			1,049,300,000	1,117,500,000	1,773,600,000	1,577,300,000
Measure:: 1
Pay vs Performance Disclosure
Name			Total Revenues
Measure:: 2
Pay vs Performance Disclosure
Name			Adjusted EBITDA Margin
Measure:: 3
Pay vs Performance Disclosure
Name			Adjusted Net Income (Loss)
Mr. Kramer [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 5,103,858	$ 7,578,573	$ 6,932,076	$ 5,569,978
PEO Actually Paid Compensation Amount			393,077	$ 508,270	$ 532,388	$ 10,223,966
PEO Name	Mr. Kramer			Mr. Kramer	Mr. Kramer	Mr. Kramer
Mr. Miller [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			766,667
PEO Actually Paid Compensation Amount			766,667
PEO Name		Mr. Miller
PEO | Reported Value Of Equity Awards In The Summary Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(3,398,039)	$ (6,231,882)	$ (4,998,767)	$ (3,442,423)
PEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,312,741)	(838,421)	(1,400,921)	8,096,411
PEO | YearEnd Fair Value Of Awards Granted During Year That Remain Unvested As Of Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				1,391,610	1,869,759	5,854,355
PEO | YearOver Year Change In Fair Value Of Outstanding And Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(1,603,115)	(3,301,247)	1,898,642
PEO | Year Over Year Change In Fair Value Of Equity Awards Granted In Prior Years That Vested In The Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			80,295	(626,916)	30,567	343,414
PEO | Year End Fair Value Of Equity Awards That Failed To Meet Vesting Conditions In The Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,393,036)
Non-PEO NEO | Reported Value Of Equity Awards In The Summary Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(881,054)	(2,640,104)	(1,539,799)	(1,406,360)
Non-PEO NEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(469,470)	198,549	(736,691)	3,984,107
Non-PEO NEO | YearEnd Fair Value Of Awards Granted During Year That Remain Unvested As Of Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			147,810	764,901	575,964	2,391,709
Non-PEO NEO | YearOver Year Change In Fair Value Of Outstanding And Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(604,648)	(389,222)	(1,417,932)	1,136,285
Non-PEO NEO | Year Over Year Change In Fair Value Of Equity Awards Granted In Prior Years That Vested In The Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (12,632)	$ (177,130)	$ 105,276	$ 456,113